Trade receivables (Details) - GBP (£)	Jun. 30, 2024	Jun. 30, 2023
Trade receivables
Trade receivables	£ 64,929,000	£ 53,470,000
Less: non-current portion
Trade receivables	27,930,000	22,303,000
Current trade receivables	36,999,000	31,167,000
Transfer fees receivable	59,845,000	42,309,000
Deferred revenue contractually payable to Group	5,753,000	13,207,000
Gross contractual trade receivables pre discounting	67,198,000	54,393,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	27,930,000	22,303,000
Cost / gross value
Trade receivables
Trade receivables	75,914,000	69,729,000
Accumulated impairment
Trade receivables
Trade receivables	£ (10,985,000)	£ (16,259,000)